Provisions - Details of Provisions (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Provisions [abstract]
Current	£ 288	£ 407	£ 424	£ 603
Non-current	431	390	582	452
Total	£ 719	£ 797	£ 1,006	£ 1,055